Intangible Assets (Details 2) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets
June 30, 2025	$ 76,758
June 30, 2026	76,758
June 30, 2027	76,758
June 30, 2028	9,596
Finite-Lived Intangible Assets, Net	$ 239,871	$ 6,924,982